Commitments - Commitments Received (Details) - EUR (€)				12 Months Ended
	Mar. 21, 2016	Nov. 04, 2015	Oct. 13, 2015	Dec. 31, 2021	Sep. 01, 2018	Mar. 30, 2018	Nov. 01, 2017	Jan. 01, 2017
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Financial assets pledged as collateral for liabilities or contingent liabilities				€ 1,700,000
Hedging gains (losses) for hedge of group of items with offsetting risk positions				1,100,000
Net Expense On Change In Fair Value In Financial Income				700,000
Agreement with Novolyze | Premises and facilities
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Rental period			36 months
Amount of increase in monthly rent							€ 5,000
Annual increase of rent in percentage							2.00%
Amount of commitment received				73,000
Commitments Related to Future Payments				150,000
Agreement with Genoway | Premises and facilities
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Rental period		3 years
Agreement with Synthecob | Research equipment and services
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Rental period	2 years
Amount of increase in monthly rent					€ 2,700	€ 2,500		€ 2,400
Amount of commitment received				33,000
Commitments Related to Future Payments				€ 67,000